Other non-current liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Other non-current liabilities
Schedule of other non current liabilities

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Deposits received from franchisees	181,926	197,826
Asset retirement obligations	3,958	4,007
Others	8,568	8,485
Total	194,452	210,318